Summary of Liabilities for Guarantees (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 28,548	[1]	$ 25,673	[2]	$ 22,562	[3]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,579	[1]	2,175	[2]	2,341	[3]
Variable annuities | Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,600		2,200		2,300
Variable annuities | Guaranteed death benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,700		1,700		1,700
Variable annuities | Guaranteed accumulation benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	6,800		6,000		7,900
Variable annuities | Withdrawal benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	700		700		700
Variable annuities | Other guarantees
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 17,800		$ 15,100		$ 10,000

[1]	Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $1.6 million, variable annuity accumulation benefits of $6.8 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $17.8 million.
[2]	Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.2 million, variable annuity accumulation benefits of $6.0 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $15.1 million.
[3]	Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.3 million, variable annuity accumulation benefits of $7.9 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $10.0 million.